Consolidated Balance Sheets (Parenthetical) - £ / shares	Sep. 30, 2021	Sep. 30, 2020
Statement of Financial Position [Abstract]
Preferred Shares, authorized	25,000,000	25,000,000
Preferred Shares, par value	£ 0.01	£ 0.01
Preferred Shares, issued	0	0
Preferred Shares, outstanding	0	0
Ordinary Shares, authorized	700,000,000	700,000,000
Ordinary Shares, par value	£ 0.01	£ 0.01
Ordinary Shares, issued	281,945,000	279,578,000
Ordinary Shares, outstanding	124,866,000	131,535,000
Treasury stock, at cost, ordinary shares	157,079,000	148,043,000